Borrowings - Debt instrument (Details) $ in Thousands, د.ك in Millions, R in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 KWD (د.ك)	Jun. 30, 2023 ZAR (R)	Dec. 31, 2022 USD ($)
Borrowings
Borrowings	$ 3,466,108			$ 3,344,402
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Borrowings
Interest rate	5.63%	5.63%	5.63%
Borrowings	$ 498,264			497,861
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Borrowings
Interest rate	6.25%	6.25%	6.25%
Borrowings	$ 498,172			497,979
IHS Netherlands Holdco B.V., Senior Note Maturing 2027 | US Dollar
Borrowings
Interest rate	8.00%	8.00%	8.00%
Borrowings	$ 957,803			952,003
IHS Holding Term Loan Facility | US Dollar
Borrowings
Borrowings	$ 369,861			368,630
IHS Holding Term Loan Facility | US Dollar | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%	3.75%	3.75%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira
Borrowings
Borrowings				57,448
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira | Maximum
Borrowings
Interest rate	18.00%	18.00%	18.00%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira | Minimum
Borrowings
Interest rate	12.50%	12.50%	12.50%
IHS (Nigeria) Limited, Borrowing, Maturing 2026 | Nigeria Naira
Borrowings
Interest rate	20.00%	20.00%	20.00%
Borrowings	$ 26,718
INT Towers Limited, maturing 2024 | Nigeria Naira
Borrowings
Borrowings				191,188
INT Towers Limited, maturing 2024 | Nigeria Naira | 3M NIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%
INT Towers Limited, maturing 2028 | Nigeria Naira
Borrowings
Interest rate	20.00%	20.00%	20.00%
Borrowings	$ 224,303
IHS Cte d'Ivoire Ltd (CFA Franc) maturing 2024 | CFA Franc
Borrowings
Interest rate	5.00%	5.00%	5.00%
Borrowings	$ 12,875			18,854
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | Euro
Borrowings
Borrowings	$ 9,618			14,217
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | Euro | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%	3.00%	3.00%
IHS Zambia Limited, 2027 | US Dollar
Borrowings
Borrowings	$ 90,120			94,596
IHS Zambia Limited, 2027 | US Dollar | 3M LIBOR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%	5.00%	5.00%
IHS Brasil Cesso de Infraestruturas Limitada, 2029 | Brazil Real
Borrowings
Borrowings	$ 67,943			68,591
IHS Brasil Cesso de Infraestruturas Limitada, 2029 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.65%	3.65%	3.65%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real
Borrowings
Borrowings	$ 81,681			82,928
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.05%	3.05%	3.05%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real
Borrowings
Borrowings	$ 82,807			38,542
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	2.45%	2.45%	2.45%
IHS Kuwait Limited, 2029
Borrowings
Borrowings	$ 70,800	د.ك 21.8
IHS Kuwait Limited, 2029 | Kuwaiti Dinar
Borrowings
Borrowings	$ 64,851			66,251
IHS Kuwait Limited, 2029 | Kuwaiti Dinar | 3M KIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.00%	2.00%	2.00%
IHS Towers South Africa Proprietary Limited maturing 2029
Borrowings
Borrowings	$ 184,900		R 3,470.0
IHS Towers South Africa Proprietary Limited maturing 2029 | South Africa, Rand
Borrowings
Borrowings	$ 182,973			197,836
IHS Towers South Africa Proprietary Limited maturing 2029 | South Africa, Rand | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%	2.75%	2.75%
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 One | US Dollar
Borrowings
Borrowings	$ 99,990			66,047
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 One | US Dollar | Maximum
Borrowings
Interest rate	15.55%	15.55%	15.55%
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 One | US Dollar | Minimum
Borrowings
Interest rate	12.00%	12.00%	12.00%
INT Towers Limited, Letters of Credit Maturing 2023
Borrowings
Borrowings	$ 196,200
INT Towers Limited, Letters of Credit Maturing 2023 | Maximum
Borrowings
Interest rate	15.75%	15.75%	15.75%
INT Towers Limited, Letters of Credit Maturing 2023 | Minimum
Borrowings
Interest rate	12.00%	12.00%	12.00%
INT Towers Limited, Letters of Credit Maturing 2023 | US Dollar
Borrowings
Borrowings	$ 196,219			128,063
INT Towers Limited, Letters of Credit Maturing 2023 | US Dollar | Maximum
Borrowings
Interest rate	15.75%	15.75%	15.75%
INT Towers Limited, Letters of Credit Maturing 2023 | US Dollar | Minimum
Borrowings
Interest rate	12.00%	12.00%	12.00%
IHS Towers NG Limited, Letters of Credit Maturing 2023
Borrowings
Interest rate	15.49%	15.49%	15.49%
Borrowings	$ 800
IHS Towers NG Limited, Letters of Credit Maturing 2023 | US Dollar
Borrowings
Interest rate	15.49%	15.49%	15.49%
Borrowings	$ 795			987
Global Independent Connect Limited Letters of Credit maturing 2023
Borrowings
Borrowings	$ 1,100
Global Independent Connect Limited Letters of Credit maturing 2023 | Maximum
Borrowings
Interest rate	15.49%	15.49%	15.49%
Global Independent Connect Limited Letters of Credit maturing 2023 | Minimum
Borrowings
Interest rate	15.25%	15.25%	15.25%
Global Independent Connect Limited Letters of Credit maturing 2023 | US Dollar
Borrowings
Borrowings	$ 1,115			1,330
Global Independent Connect Limited Letters of Credit maturing 2023 | US Dollar | Maximum
Borrowings
Interest rate	15.49%	15.49%	15.49%
Global Independent Connect Limited Letters of Credit maturing 2023 | US Dollar | Minimum
Borrowings
Interest rate	15.25%	15.25%	15.25%
Global Independent Connect Limited Letters of Credit maturing 2023 | Chinese Yen
Borrowings
Interest rate	12.05%	12.05%	12.05%
Borrowings				$ 1,051